UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22085

Tortoise Tortoise Return Fund, LLC
(Exact name of registrant as specified in charter)

10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)

David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.
(Unaudited)

	September 30, 2007
	Shares	Value
Master Limited Partnerships and Related Companies - 90.4% (1)
Crude/Refined Products Pipelines - 7.6% (1)
NuStar Energy L.P.	14,800	$879,416
Spectra Energy Partners, LP	24,600	645,996
		1,525,412

Natural Gas/Natural Gas Liquids Pipelines - 68.8% (1)
Boardwalk Pipeline Partners, LP	21,025	643,996
Enterprise GP Holdings L.P. (2)	322,146	11,851,751
TC PipeLines, LP	38,925	1,388,844
		13,884,591

Natural Gas Gathering/Processing - 5.1% (1)
MarkWest Energy Partners, L.P.	27,900	855,693
Regency Energy Partners LP	6,275	184,485
		1,040,178

Shipping - 4.2% (1)
K-Sea Transportation Partners L.P.	21,800	849,328

Propane Distribution - 4.7% (1)
Inergy, L.P.	21,085	666,708
Inergy Holdings, L.P.	5,738	273,703
		940,411
Total Master Limited Partnerships and Related Companies (Cost $19,091,741)		18,239,920

Short-Term Investments - 10.3% (1)
United States Investment Companies - 10.3% (1)
AIM Short-Term Treasury Money Market Fund - Institutional Class, 4.49% (3)	1,037,720	1,037,720
First American Government Obligations Fund - Class Y, 4.56% (3)	1,036,097	1,036,097
Total Short-Term Investments (Cost $2,073,817)		2,073,817

Total Investments - 100.7% (1) (Cost $21,165,558)		20,313,737
Liabilities in Excess of Cash and Other Assets - (0.7%) (1)		(134,728)
Total Net Assets Applicable to Members - 100.0% (1)		$20,179,009

(1) Calculated as a percentage of net assets applicable to members.
(2) Fair valued security represents a total market value of $11,851,751 which represents 58.7% of net assets. This security is deemed to be restricted.
(3) Rate indicated is the current yield as of September 30, 2007.

As of September 30, 2007, the aggregate cost of securities for federal income tax purposes was $19,073,663.  At September 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was zero, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $833,743 and the net unrealized appreciation was $833,743.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE TOTAL RETURN FUND, LLC

Date: November 14, 2007	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

TORTOISE TOTAL RETURN FUND, LLC

Date: November 14, 2007	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Date: November 14, 2007	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer